Stock-Based Compensation - Summary of Nucor's Restricted Stock Unit Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	1,012	1,122	1,106
Granted, Shares	790	655	789
Vested, Shares	(756)	(752)	(762)
Canceled, Shares	(15)	(13)	(11)
Unvested at end of year, Shares	1,031	1,012	1,122
Unvested at beginning of year, Grant Date Fair Value	$ 45.98	$ 42.51	$ 40.80
Granted, Grant Date Fair Value	47.59	50.63	44.51
Vested, Grant Date Fair Value	44.99	44.90	42.15
Canceled, Grant Date Fair Value	46.61	42.66	39.08
Unvested at end of year, Grant Date Fair Value	$ 47.93	$ 45.98	$ 42.51
Restricted Stock Units and Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future grants	10,349	11,851	10,486